Offerings	Apr. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Floating Rate Notes Due 2029
Amount Registered | shares	350,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 350,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,335.00
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-275878) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.000% Notes Due 2029
Amount Registered | shares	650,000,000
Proposed Maximum Offering Price per Unit	0.99924
Maximum Aggregate Offering Price	$ 649,506,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,696.78
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-275878) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.150% Notes Due 2031
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99786
Maximum Aggregate Offering Price	$ 997,860,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,804.47
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-275878) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.450% Notes Due 2033
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99929
Maximum Aggregate Offering Price	$ 1,249,112,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,502.44
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-275878) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.750% Notes Due 2036
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99937
Maximum Aggregate Offering Price	$ 999,370,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,013.00
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-275878) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.